SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.3%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.00% due 10/1/2031 - 10/1/2033	$ 900,000	$ 954,645
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	460,000	476,801
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	1,000,000	997,365
[a]	Series E, 2.33% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	983,315
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,084,633
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series A, 5.00% due 8/15/2033	1,770,000	1,802,487
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033	770,000	784,718
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,501,548
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,425,000	4,757,733
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,000,000	998,784
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	730,000	754,067
[a]	California (Stanford Health Care Obligated Group) HFFA, Series A, 3.00% due 8/15/2054 (put 8/15/2025)	3,000,000	2,998,434
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	7,000,000	7,323,561
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	2,395,000	2,502,758
[a]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,175,611
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,570,000	4,541,684
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,356,097
	California Community Choice Financing Authority (Guaranty: Pacific Life Insurance Co.) (Green Bond),
[a]	5.00% due 3/1/2056 (put 11/1/2035)	1,850,000	1,960,748
[a]	Series F, 5.00% due 2/1/2055 (put 11/1/2032)	5,400,000	5,732,921
[a]	California Community Choice Financing Authority (Guaranty: Royal Bank of Canada) (Green Bond), Series D, 5.00% due 2/1/2055 (put 9/1/2032)	7,500,000	7,977,757
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	393,736
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	3,940,073
	California Housing Finance Agency (FHA) (Green Bond),
	Series A-1, 3.65% due 2/1/2035 - 8/1/2035	1,285,000	1,267,023
	Series A-2,
[a]	3.25% due 8/1/2064 (put 2/1/2028)	4,000,000	3,999,660
[a]	3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,507,867
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	690,000	690,596
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B-1, 4.00% due 11/15/2028	595,000	595,400
	Series B-2, 3.75% due 11/15/2028	2,990,000	2,992,033
	California Municipal Finance Authority (Alexander Napa LP) (FNMA), Series A, 3.60% due 11/1/2034	900,000	864,405
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	218,280
	California Municipal Finance Authority (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio) (Green Bond), Series A, 5.00% due 8/15/2032 - 8/15/2034	835,000	917,312
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,196,417
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	625,081
	5.00% due 5/15/2027 - 5/15/2031	1,945,000	2,094,503
	California Municipal Finance Authority (Palomar Health Obligated Group) (AG) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	521,609
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[a]	3.75% due 7/1/2041 (put 10/1/2025)	2,500,000	2,477,417
[a]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	1,938,902
[a]	4.375% due 9/1/2053 (put 9/1/2033)	3,000,000	2,975,310
[a]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,008,577
[a]	California Municipal Finance Authority (San Jose South 1st Street Associates LP), 3.45% due 12/1/2029 (put 12/1/2028)	1,150,000	1,154,084
[a]	California Municipal Finance Authority (View at San Bruno LP), Series A-1, 5.00% due 6/1/2056 (put 7/1/2028)	1,020,000	1,067,590
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	4.125% due 10/1/2041 (put 10/1/2025)	750,000	749,921
[a]	4.25% due 12/1/2044 (put 12/1/2025)	2,000,000	2,000,143
[a]	Series B, 3.85% due 11/1/2041 (put 6/1/2026)	2,000,000	2,000,052
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	750,000	749,993
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.70% due 7/1/2043 (put 8/15/2025)	3,000,000	2,986,500
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	3,000,000	3,034,338
	California State Public Works Board,
	Series C, 5.00% due 9/1/2033	1,500,000	1,709,601
	Series D, 4.00% due 4/1/2033	1,045,000	1,055,951

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
[a]	California State University, Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	$4,200,000	$ 4,209,685
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027 - 5/15/2033	1,125,000	1,135,703
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2032	2,420,000	2,666,380
	California Statewide Communities Development Authority (Heritage Park Apartments Roseville LP) (FNMA), Series A, 3.70% due 4/1/2035	1,000,000	967,537
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-MR, 5.00% due 4/1/2038 (put 11/1/2029)	2,830,000	3,070,123
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2031	200,000	210,137
	California Statewide Communities Development Authority (Odd Fellows Home) (California Mtg Insurance), Series A, 5.00% due 4/1/2026	250,000	254,639
	California Statewide Communities Development Authority (Pepperwood Apartments), Series 2023-06FN Class PT, 3.75% due 1/1/2034	1,525,949	1,496,827
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	2,500,000	2,218,332
	Series D, 4.50% due 11/1/2033	3,500,000	3,561,166
[a]	California Statewide Communities Development Authority (Vintage at Folsom LP), Series E-2, 5.00% due 10/1/2028 (put 10/1/2027)	650,000	674,401
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	665,000	662,873
	Cathedral City Redevelopment Successor Agency (Merged Redevelopment Area) (BAM), Series A, 5.00% due 8/1/2029 - 8/1/2031	1,120,000	1,235,115
	Centinela Valley Union High School District (AG) GO, Series C, 4.00% due 8/1/2034	365,000	366,299
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	2,000,000	2,143,520
	City of Chula Vista Redevelopment Successor Agency (AG), 5.00% due 10/1/2032	1,070,000	1,092,864
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas) (BAM), 5.00% due 8/1/2025	950,000	951,739
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2030 - 7/1/2031	2,005,000	2,150,273
	City of Irvine Reassessment District No. 25-1 (AG), 5.00% due 9/2/2035	250,000	284,161
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,743,010
	Series C, 5.00% due 5/15/2031	400,000	413,578
	Series D, 5.00% due 5/15/2033	5,435,000	5,829,217
[a]	City of San Jose (Allied 1510 Parkmoor LP) (HUD), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,027,350
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,244,324
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AG), Series A, 5.00% due 9/1/2025	1,155,000	1,159,138
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,178,943
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	1,994,312
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 & East Franklin CFD No. 2002-1) ETM, 5.00% due 9/1/2025	750,000	752,676
	Fremont Union High School District GO, 5.00% due 8/1/2025	500,000	501,029
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,277,626
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2025	850,000	850,031
	Hesperia Community Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2030	500,000	531,452
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2029 - 11/1/2032	1,550,000	1,707,858
	Jurupa Public Financing Authority (AG), 5.00% due 9/1/2032 - 9/1/2035	3,115,000	3,536,813
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,458,484
	Los Angeles Community College District GO, 5.00% due 8/1/2026 - 8/1/2034	5,000,000	5,426,592
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,636,330
[a]	Los Angeles County Development Authority (Century Wlava 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,575,000	2,575,198
[a]	Los Angeles County Development Authority (RCV 1 LP), 3.35% due 9/1/2059 (put 9/1/2029)	1,000,000	1,001,810
[a]	Los Angeles County Development Authority (VA Building 402 LP) (HUD), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	4,030,000	4,030,629
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	5,020,000	4,925,519
[a]	Los Angeles Housing Authority (One San Pedro Phase I LP), Series B, 3.25% due 2/1/2029 (put 2/1/2028)	1,000,000	1,000,396
	Los Angeles USD (Green Bond) COP, Series A, 5.00% due 10/1/2033	1,215,000	1,380,110
	Los Angeles USD (Green Bond) ETM COP, Series A, 5.00% due 10/1/2033	1,785,000	2,034,291
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2033	1,500,000	1,530,031
[a]	Northern California Energy Authority (Guaranty: Paclife Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	175,000	184,938
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,000,000	1,001,040
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2025	1,300,000	1,302,274
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,333,169
	Pittsburg Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2026 - 9/1/2029	1,535,000	1,571,081
	Port of Los Angeles AMT, Series A-1, 5.00% due 8/1/2033 - 8/1/2034	1,450,000	1,590,553
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,749,537
	Redwoods Community College District (BAM) GO, 5.00% due 8/1/2035	500,000	564,801
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,006,222
	Riverside County Redevelopment Successor Agency (AG), Series B, 5.00% due 10/1/2030	500,000	502,101
	Riverside County Redevelopment Successor Agency (BAM), Series B, 5.00% due 10/1/2030	750,000	753,150
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2025 - 10/1/2026	1,150,000	1,173,751
[a]	Sacramento Municipal Utility District, 5.00% due 8/15/2049 (put 10/15/2032)	940,000	1,057,527
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	536,861
	San Diego County Regional Airport Authority AMT,
[c]	5.00% due 7/1/2035	1,700,000	1,826,896
	Series B, 5.00% due 7/1/2030 - 7/1/2033	5,380,000	5,791,646

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	Series C, 5.00% due 7/1/2031 - 7/1/2033	$2,560,000	$ 2,718,756
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032 - 5/1/2035	8,000,000	8,621,309
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	4,500,000	4,927,576
	San Marcos Redevelopment Successor Agency, Series A, 5.00% due 10/1/2033	1,000,000	1,005,632
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,040,000	1,041,092
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2031 - 6/1/2034	1,620,000	1,676,694
	State of California GO,
	4.00% due 8/1/2033 - 3/1/2036	6,000,000	6,023,595
	5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,746,695
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2025 - 10/1/2027	1,735,000	1,795,134
	Torrance USD GO, 4.25% due 8/1/2033	1,320,000	1,337,792
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	450,430
	Tustin Financing Authority (AG), 5.00% due 9/1/2035	700,000	796,551
	University of California,
	Series AV, 5.00% due 5/15/2035	500,000	515,159
	Series AY, 4.00% due 5/15/2035	1,000,000	1,002,776
	Ventura County Community College District GO, 4.00% due 8/1/2032	1,000,000	1,000,890
	West Valley-Mission Community College District GO, Series B, 4.00% due 8/1/2034	1,150,000	1,150,611
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.3% (Cost $256,208,703)		258,252,801
	SHORT-TERM INVESTMENTS — 2.4%
	MUNICIPAL BONDS — 1.5%
[a]	Irvine Ranch Water District Water Service Corp. (LOC Bank of America NA), Series B, 2.90% due 10/1/2041 (put 7/1/2025)	1,525,000	1,525,000
[a]	Regents of the University of California Medical Center Pooled Revenue, Series B2, 2.90% due 5/15/2032 (put 7/1/2025)	2,600,000	2,600,000
	TOTAL MUNICIPAL BONDS — 1.5% (Cost $4,125,000)		4,125,000
	MUTUAL FUND — 0.9%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.20%	2,270,285	2,270,285
	TOTAL MUTUAL FUND — 0.9% (Cost $2,270,285)		2,270,285
	TOTAL SHORT-TERM INVESTMENTS — 2.4% (Cost $6,395,285)		6,395,285
	Total Investments — 99.7% (Cost $262,603,988)		$264,648,086
	Other Assets Less Liabilities — 0.3%		844,436
	Net Assets — 100.0%		$265,492,522

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $2,986,500, representing 1.12% of the Fund’s net assets.
c	When-issued security.
d	Rate represents the money market fund annualized seven-day yield at June 30, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
USD	Unified School District
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.